UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Chase
Growth Fund

§

Chase Mid-Cap
Growth Fund

Semi-Annual Report
Dated March 31, 2018

Chase Investment Counsel Corporation
350 Old Ivy Way
Suite 100
Charlottesville, Virginia 22903

Adviser: 434-293-9104
Shareholder Servicing: 888-861-7556
www.chaseinv.com

Chase Funds

May 1, 2018

Dear Fellow Shareholder:

We are pleased to present our combined semi-annual report for the Chase Growth Fund (NASDAQ: CHASX, CHAIX) and the Chase Mid-Cap Growth Fund (NASDAQ: CHAMX, CHIMX) (each, a “Fund”) for the fiscal period ended March 31, 2018.  At the end of the first quarter 2018, over 1,900 shareholders had $76 million invested in both classes of the Chase Growth Fund, while the Chase Mid-Cap Growth Fund had assets of $23 million with approximately 800 shareholders in both classes.  We appreciate the trust all of you have placed in our management and we want to extend a special welcome to new shareholders since our November 1, 2017 letter.

Fund Performance Overview

As always, we are “growth at a reasonable price” investors seeking high-quality stocks which we believe are reasonably priced relative to their earnings growth rates.  Our investment process is very disciplined, combining fundamental and technical analysis both to control risk and build sound portfolios.

Returns for the six-month fiscal period ended March 31, 2018 are summarized below.

6 months ended 3/31/18
Chase Growth Fund Class N (CHASX)	+6.34%
Chase Growth Fund Institutional Class (CHAIX)	+6.40%
Russell 1000® Growth Index	+9.39%
S&P 500® Index	+5.84%
Lipper Large Cap Growth Funds Index	+9.65%

6 months ended 3/31/18
Chase Mid-Cap Growth Fund Class N (CHAMX)	+10.72%
Chase Mid-Cap Growth Fund Institutional Class (CHIMX)	+10.79%
Russell Midcap® Growth Index	+9.13%
S&P 500® Index	+5.84%
Lipper Mid-Cap Growth Funds Index	+9.23%

The most notable market event in the past six months was the substantial run-up in equity markets in the fourth calendar quarter of 2017 and in January 2018, followed by the market’s first 10% correction since early 2016. The run-up was largely driven by the potential for substantial earnings growth in 2018 due to the proposed and recently enacted tax legislation.  From its peak on January 26, 2018, to its nadir on February 8, 2018, the S&P 500® Index fell 10.19%.  It has bounced off those lows several times since then.   Although weakening as the first calendar quarter of 2018 ended, growth stocks continued to outperform value stocks with the Russell 1000® Growth Index outperforming the Russell 1000® Value Index by 4.25%.

Market volatility increased in the first quarter of 2018 as well.  There were 23 days of +/- 1% moves in the S&P 500® Index in the first quarter.  Contrast this with only 10 +/- 1% trading days from the presidential election of 2016 through the end of 2017.  This has continued into the second quarter as well.  First quarter corporate earnings have been overwhelmingly strong due in large part to the change in corporate tax rates, but also due to significant revenue growth.  That has prompted continued speculation that the Federal Reserve will continue its policy of raising short-term interest rates. It is generally expected that there will be three rate hikes this year.  The two factors are somewhat offsetting each other in terms of moving the markets higher.  Political and geopolitical turmoil continues to be a wild card that has affected markets in several ways. The prospect of significant tariffs generally has worried investors while the prospect for lessened conflict in North Korea has done the opposite. It will probably take several more months for these issues to resolve themselves.

Chase Funds

The following is a discussion of the components and drivers of the performance of each Fund, as well as how the characteristics of the underlying stocks compare with those in the Russell 1000® Growth Index and the Russell Midcap® Growth Index, respectively.

Chase Growth Fund

On March 31st, 2018, the Chase Growth Fund owned 34 stocks ranging in market capitalization from $8.4 billion (Pulte Group Inc.) to $851.3 billion (Apple Inc.).

For the six-month fiscal period ended March 31, 2018, the Chase Growth Fund underperformed the Russell 1000® Growth Index and the Lipper Large Cap Growth Funds Index.  Relative performance was helped by the Fund’s underweight position in the Consumer Staples sector but hurt by its overweight positions in the Health Care and Materials sectors as well as its underweight position in the Consumer Discretionary sector.  Stock selection helped performance in the Consumer Discretionary sector, but detracted from performance in the Industrials, Materials, and Technology sectors.  For the six months ended March 31, 2018, the Fund’s five best performing stocks were Amazon.com, Inc. +44.6%, Burlington Stores, Inc. +36.6%, Adobe Systems, Inc. +35.0%, Zoetis, Inc. +28.1%, and Voya Financial, Inc. +22.9%.  The Fund’s five worst performing stocks were Celgene Corp. -33.0%, Alexion Pharmaceuticals, Inc. -17.4%, Albemarle Corp. -15.5%, Quanta Services, Inc. -12.7% and First Republic Bank San Francisco -11.6%.

Bought in the first quarter of 2017, Amazon.com, Inc. benefitted from an expanding Amazon Web Services (AWS) enterprise customer base and increasing number of paid Prime members.  As one of the largest e-commerce companies in the world, Amazon’s product selection, user experience, and bargains have caused smaller players to become dependent upon the company.  Burlington Stores, Inc. was bought in April 2017, and the retailer has made multiple changes to its business model to adapt to changes in the sector, which has helped the company to continue registering top and bottom line growth.  Adobe Systems, Inc. has continued to benefit from strong demand for the company’s innovative solutions and growing subscriptions for its cloud application.

The Chase Growth Fund’s weakest stocks over the past six months were Celgene Corp., Alexion Pharmaceuticals, Inc., and Albemarle Corp.  Celgene Corp. sold off after reporting an in-line quarter, as sales of one of their drugs were substantially lower than expected and concerns arose over their main drug’s impending patent cliff.  Less than stellar results, particularly with sales of their main drug, hurt Alexion Pharmaceuticals, Inc. while Albemarle Corp. sold off over fears that lithium production would be increasing worldwide.

The chart below compares the characteristics of Chase Growth Fund stocks to the stocks in the Russell 1000® Growth Index.  Chase Growth Fund stocks have higher five-year average annual earnings per share (“EPS”) growth rates of 21% versus 16% for the Russell 1000® Growth Index.  They are expected to have earnings growth (based on consensus earnings forecasts for their underlying companies) in 2018 of 29% versus 24%, and similar revenue growth of 14%.  Despite the stronger earnings growth characteristics, they have sold at lower Price-Earnings ratios (“P/E”) than the Russell 1000® Growth Index (25.2X versus 26.8X) based on 2018 estimated earnings.  Relative to their growth rates, we believe the Fund’s stocks are reasonably priced, selling at 1.23 times their five-year historical growth rates compared to 1.73 times for the Russell 1000® Growth Index and 0.86 times their projected one-year growth rates compared to 1.10 times for the Russell 1000® Growth Index.

Chase Funds

March 31, 2018	CHASE GROWTH FUND STOCKS vs. RUSSELL 1000® GROWTH INDEX

Source: Chase Investment Counsel Corporation. This information is based on certain assumptions and historical data. None of the projected information provided (including estimated EPS numbers for 2018) is a prediction of future results for the Fund or companies held in the Fund's portfolio.

Chase Mid-Cap Growth Fund

On March 31st, 2018, the Chase Mid-Cap Growth Fund owned 37 stocks ranging in market capitalization from $1.8 billion (Novanta, Inc.) to $24.2 billion (Worldpay, Inc.).

For the six-month fiscal period ended March 31, 2018, the Chase Mid-Cap Growth Fund outperformed the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index.  The Fund’s performance was helped by its overweight position in the Financials sector and its underweight position in the Energy sector but hurt by its overweight position in the Materials sector.  Stock selection was positive in the Consumer Discretionary and Technology sectors, but negative in the Industrials sector.

For the six months ended March 31, 2018, the Fund’s five best performing stocks were NetApp, Inc. +36.3%, Planet Fitness, Inc. +34.9%, Burlington Stores, Inc. +32.9%, Broadridge Financial Solutions, Inc. +32.1%, and SS&C Technologies Holdings, Inc. +29.1%.  The Fund’s five worst performing stocks were Itron, Inc. -13.7%, CDK Global, Inc. -12.3%, Packaging Corporation of America -11.3%, Meritor, Inc. -10.8% and Albemarle Corp. -9.7%.

NetApp, Inc., a leading provider of enterprise storage and data management software and hardware products and services, is benefitting from a worldwide increase in IT spending.  Bought in early 2017, NetApp has benefitted from its differentiated competitive position in the emerging segment of cloud data services.  Planet Fitness, Inc., which franchises and operates fitness centers, was also purchased in 2017.  The company’s high-value, low price business model has helped membership trends to remain healthy.  In addition, its inclusive atmosphere appeals to non-frequent gym users, which comprise about 80% of the adult population.

Among the Fund’s weakest stocks over the past six months, Itron Inc. witnessed some ramp-up issues due to the transition of circuit boards to external sources.  That led to sales being down on a year-over-year basis, which caused a sell-off in the stock.  CDK Global, Inc. fell after revenue growth for the company was lowered due to advertising revenue for the first half of the year coming in softer than expected.  Finally, Packing Corporation of America issued weak guidance for Q1 2018, which caused the stock to sell off after reporting.

The chart below compares the characteristics of Chase Mid-Cap Growth Fund stocks to the stocks in the Russell Midcap® Growth Index.  Chase Mid-Cap Growth Fund stocks have higher five-year average annual earnings per share growth rates of 21% versus 15% for the Russell Midcap® Growth Index.  The Fund’s stocks are expected to have earnings growth (based on consensus earnings forecasts for their underlying companies) in 2018 of 27% versus 24%, and

Chase Funds

revenue growth of 12% versus 13%.  Despite the stronger earnings growth rates, the Fund’s stocks have sold at lower P/E ratios than the Russell Midcap® Growth Index (19.2X versus 24.8X) based on 2018 estimated earnings.  Relative to their growth rates, we believe the Fund’s mid-cap stocks are reasonably priced, selling at 0.92 times their five-year historical growth rates compared to 1.63 times for the Russell Midcap® Growth Index and 0.71 times their projected one-year earnings growth rates compared to 1.05 times for the Russell Midcap® Growth Index.

March 31, 2018	CHASE MID-CAP GROWTH FUND STOCKS VS. RUSSELL MIDCAP® GROWTH INDEX

Source: Chase Investment Counsel Corporation. This information is based on certain assumptions and historical data. None of the projected information provided (including estimated EPS numbers for 2018) is a prediction of future results for the Fund or companies held in the Fund's portfolio.

Market Outlook

We are now more than half way through first quarter earnings season, the first under the new and lower corporate tax rates.  Earnings have been strong and the new consensus estimates for the full year for the S&P 500® Index are $155.38, a 20% increase over 2017’s actual earnings per share of $129.97.   As of May 4, 2018, the S&P 500® Index was selling for 16.9x estimated earnings (S&P/Capital IQ).  This is not excessive but higher than the average price/earnings ratios of the last 5, 10, 15 and 20 years (Factset).  However, the focus on earnings and earnings growth will soon shift to what might happen in 2019.  The current consensus estimate (S&P/Capital IQ) is $171.43, a 10% growth in earnings over what’s expected this year.  Using next year’s number, the S&P 500® Index is selling for a more reasonable 15.3x earnings.

Given the change in tax laws, finding companies with significant growth this year has become somewhat easier as of late.  At the end of March, we owned 34 stocks in the Chase Growth Fund and 37 stocks in the Chase Mid-Cap Growth Fund. They sell for 25.2 and 19.2 times estimated 2018 earnings, respectively, compared to 26.8 and 24.8 for their respective benchmarks. We believe these companies offer appreciation potential while maintaining what we believe to be a prudent risk profile.

Chase Funds

TOP 10 HOLDINGS

		% of			% of
Chase Growth Fund		Net Assets	Chase Mid-Cap Growth Fund		Net Assets
1.	Amazon.com, Inc.	4.85%	1.	SS&C Technologies Holdings, Inc.	3.99%
2.	Adobe Systems, Inc.	4.75%	2.	PRA Health Sciences, Inc.	3.92%
3.	UnitedHealth Group, Inc.	4.70%	3.	Burlington Stores, Inc.	3.80%
4.	Alphabet, Inc. Class A	4.49%	4.	Broadridge Financial Solutions, Inc.	3.76%
5.	Alibaba Group Holding Ltd.	4.29%	5.	EPAM Systems, Inc.	3.69%
6.	Home Depot, Inc.	4.21%	6.	Avery Dennison Corp.	3.51%
7.	Microsoft Corp.	4.05%	7.	Global Payments, Inc.	3.32%
8.	Visa, Inc.	3.99%	8.	Ollie’s Bargain Outlet Holdings, Inc.	3.18%
9.	Zoetis, Inc.	3.81%	9.	Eastman Chemical Co.	3.14%
10.	Mastercard, Inc.	3.53%	10.	ON Semiconductor Corp.	3.06%

Peter W. Tuz, CFA, CFP®	Robert (Buck) C. Klintworth, CMT	Clay J. Sefter
President	Portfolio Manager	Assistant Portfolio Manager

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Chase Mid-Cap Growth Fund invests in mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Chase Funds may invest in foreign securities traded on U.S. exchanges, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Growth stocks are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed above are those of the investment adviser, are subject to change, should not be considered investment advice or a recommendation to buy or sell any security, and any forecasts or projections made cannot be guaranteed.

The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The Russell Midcap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.  The stocks are also members of the Russell 1000® Growth Index.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Lipper Large Cap Growth Funds Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

The Lipper Mid-Cap Growth Funds Index measures the performance of funds in the midcap growth category as tracked by Lipper, Inc.

You cannot invest directly in an index.

Please note the Chase Funds do not have any sales charges but management fees and other expenses still apply.  Please refer to the prospectus for further details.

Chase Funds

Fund holdings and sector weightings are subject to change and are not a recommendation to buy or sell any security. Please refer to the schedule of investments for more information.

Market capitalization (cap) is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Earnings growth is the annual rate of growth of earnings from investments.

Earnings growth and EPS growth for a fund holding does not guarantee a corresponding increase in the market price of the holding or the Funds.

Earnings per share (“EPS”) are calculated by taking the total earnings divided by the number of shares outstanding.

The Price Earnings Ratio (“P/E”) is the price of a stock divided by its earnings per share.

The Chase Funds are distributed by Quasar Distributors, LLC.

Chase Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2018 (Unaudited)

Chase Growth Fund

Chase Mid-Cap Growth Fund

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds

EXPENSE EXAMPLE at March 31, 2018 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/17 – 3/31/18).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Actual net expenses are limited to 1.33% and 1.18% per the operating expenses limitation agreement for the Chase Mid-Cap Growth Fund Class N and Institutional Class, respectively.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/17	Value 3/31/18	Period 10/1/17 – 3/31/18*
Chase Growth Fund (Class N)
Actual	$1,000.00	$1,063.40	$6.38
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/17	Value 3/31/18	Period 10/1/17 – 3/31/18*
Chase Growth Fund (Institutional Class)
Actual	$1,000.00	$1,064.00	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49

*
Expenses are equal to the Fund’s annualized expense ratio of 1.09% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Chase Funds

EXPENSE EXAMPLE at March 31, 2018 (Unaudited), Continued

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/17	Value 3/31/18	Period 10/1/17 – 3/31/18*
Chase Mid-Cap Growth Fund (Class N)
Actual	$1,000.00	$1,107.20	$6.99
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.69

*
Expenses are equal to the Fund’s annualized expense ratio of 1.33% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/17	Value 3/31/18	Period 10/1/17 – 3/31/18*
Chase Mid-Cap Growth Fund (Institutional Class)
Actual	$1,000.00	$1,107.90	$6.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.94

*
Expenses are equal to the Fund’s annualized expense ratio of 1.18% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares	COMMON STOCKS: 94.9%	Value

	Air Freight: 3.1%
9,770	FedEx Corp.	$2,345,875

	Brokerage: 2.3%
32,360	E*Trade Financial Corp.*	1,793,067

	Building: 3.9%
39,410	Masco Corp.	1,593,741
46,370	PulteGroup, Inc.	1,367,451
		2,961,192
	Chemicals – Specialty: 5.2%
25,200	Celanese Corp. – Series A	2,525,292
3,670	Sherwin-Williams Co.	1,439,080
		3,964,372
	Computer Hardware: 2.9%
13,145	Apple Inc.	2,205,468

	Computer Software: 8.8%
16,770	Adobe Systems, Inc.*	3,623,662
33,830	Microsoft Corp.	3,087,664
		6,711,326
	Computer Software – Gaming: 1.8%
11,260	Electronic Arts, Inc.*	1,365,162

	Conglomerates: 2.6%
13,500	Honeywell International, Inc.	1,950,885

	Containers: 1.8%
11,910	Packaging Corporation of America	1,342,257

	Defense: 2.0%
7,130	Raytheon Co.	1,538,797

	Drugs – Proprietary: 3.8%
34,750	Zoetis, Inc.	2,901,972

	Electrical Instruments: 1.7%
6,310	Thermo Fisher Scientific, Inc.	1,302,763

	Finance/Banks: 2.2%
31,300	Morgan Stanley	1,688,948

	Finance/Information Services: 14.1%
28,260	Fiserv, Inc.*	2,015,221

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares		Value

	Finance/Information Services: 14.1%, Continued
15,860	Global Payments Inc.	$1,768,707
15,360	MasterCard, Inc. – Class A	2,690,458
25,410	Visa, Inc. – Class A	3,039,544
15,310	Worldpay, Inc. – Class A*	1,259,094
		10,773,024
	Financial Services – Diversified: 2.3%
34,860	Voya Financial, Inc.	1,760,430

	Financial Services – Miscellaneous: 2.0%
21,550	Intercontinental Exchange, Inc.	1,562,806

	Health Care Benefits: 4.7%
16,760	UnitedHealth Group, Inc.	3,586,640

	Health Care Services: 3.4%
26,260	IQVIA Holdings, Inc.*	2,576,369

	Internet Retail: 9.1%
17,840	Alibaba Group Holding Ltd. – ADR*	3,274,354
2,556	Amazon.com, Inc.*	3,699,401
		6,973,755
	Internet Software & Services: 6.2%
3,299	Alphabet, Inc. – Class A*	3,421,525
8,250	Facebook, Inc. – Class A*	1,318,267
		4,739,792
	Restaurants: 1.7%
22,170	Starbucks Corp.	1,283,421

	Retail – Apparel: 2.0%
11,320	Burlington Stores, Inc.*	1,507,258

	Retail – Home Improvement: 4.2%
18,020	Home Depot, Inc.	3,211,885

	Semiconductors: 1.5%
4,750	Broadcom Ltd.+	1,119,337

	Telecommunication Equipment: 1.6%
7,520	Harris Corp.	1,212,826
	Total Common Stocks (Cost $53,014,708)	72,379,627

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS: 5.2%	Value
3,974,383	Invesco STIT Treasury Portfolio – Institutional Class, 1.57%#	$3,974,383
	Total Short-Term Investments (Cost $3,974,383)	3,974,383
	Total Investments in Securities (Cost $56,989,091): 100.10%	76,354,010
	Liabilities in Excess of Other Assets: (0.10)%	(79,814)
	Net Assets: 100.00%	$76,274,196

ADR – American Depository Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares	COMMON STOCKS: 96.0%	Value

	Apparel: 3.0%
4,540	PVH Corp.	$687,492

	Asset Management: 2.5%
10,337	Eaton Vance Corp.	575,461

	Auto/Auto Parts: 2.6%
3,237	Lear Corp.	602,373

	Brokerage: 4.5%
9,920	E*Trade Financial Corp.*	549,667
8,000	LPL Financial Holdings, Inc.	488,560
		1,038,227
	Building: 4.6%
15,608	Masco Corp.	631,187
14,206	PulteGroup, Inc.	418,935
		1,050,122
	Building Products: 2.3%
6,443	Owens Corning	518,017

	Business Services: 2.9%
4,364	MSCI, Inc.	652,287

	Chemicals – Specialty: 5.3%
4,896	Celanese Corp. – Series A	490,628
6,790	Eastman Chemical Co.	716,888
		1,207,516
	Computer – Storage: 1.7%
6,491	NetApp, Inc.	400,430

	Computer Software: 9.6%
6,990	CDK Global, Inc.	442,747
7,375	EPAM Systems, Inc.*	844,585
16,989	SS&C Technologies Holdings, Inc.	911,290
		2,198,622
	Containers: 1.8%
3,670	Packaging Corporation of America	413,609

	Drugs – Proprietary: 1.7%
2,650	Jazz Pharmaceuticals Plc*+	400,124

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares		Value

	Electrical Instruments: 1.7%
7,292	Novanta, Inc.*+	$380,278

	Finance/Information Services: 6.1%
6,803	Global Payments Inc.	758,670
7,645	Worldpay, Inc. – Class A*	628,725
		1,387,395
	Financial Services – Diversified: 2.3%
10,421	Voya Financial, Inc.	526,261

	Financial Services – Miscellaneous: 5.2%
7,835	Broadridge Financial Solutions, Inc.	859,421
2,893	CBOE Holdings, Inc.	330,091
		1,189,512
	Food: 2.6%
19,897	Performance Food Group Co.*	593,925

	Health Care Services: 5.9%
8,000	Encompass Health Corp.	457,360
10,805	PRA Health Sciences, Inc.*	896,383
		1,353,743
	Leisure Time: 2.4%
14,274	Planet Fitness, Inc. – Class A*	539,129

	Medical Products: 1.7%
7,200	Integra LifeSciences Holdings Corp.*	398,448

	Medical Systems/Equipment: 3.0%
7,814	Hill Rom Holdings, Inc.	679,818

	Office Products: 3.5%
7,563	Avery Dennison Corp.	803,569

	Retail – Apparel: 3.8%
6,533	Burlington Stores, Inc.*	869,869

	Retail – Discount: 3.2%
12,046	Ollie’s Bargain Outlet Holdings, Inc.*	726,374

	Semiconductors: 7.0%
25,500	Cypress Semiconductor Corp.	432,480
13,718	Entegris, Inc.	477,387

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares		Value

	Semiconductors: 7.0%, Continued
28,596	ON Semiconductor Corp.*	$699,458
		1,609,325
	Telecommunication Equipment: 2.9%
4,110	Harris Corp.	662,861

	Trucking: 2.2%
13,700	Werner Enterprises, Inc.	500,050
	Total Common Stocks (Cost $17,322,847)	21,964,837

	SHORT-TERM INVESTMENTS: 4.0%
903,956	Invesco STIT Treasury Portfolio – Institutional Class, 1.57%#	903,956
	Total Short-Term Investments (Cost $903,956)	903,956
	Total Investments in Securities (Cost $18,226,803): 100.00%	22,868,793
	Other Assets in Excess of Liabilities: 0.00%	794
	Net Assets: 100.00%	$22,869,587

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chase Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2018 (Unaudited)

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value
(identified cost $56,989,091 and $18,226,803, respectively)	$76,354,010	$22,868,793
Receivables
Fund shares issued	7,850	7,172
Dividends and interest	26,879	19,181
Prepaid expenses	18,712	21,160
Total assets	76,407,451	22,916,306

LIABILITIES
Payables
Due to Adviser	49,830	2,552
Fund shares redeemed	28,661	864
Audit fees	10,484	10,661
Shareholder servicing fees	5,366	1,684
Administration and fund accounting fees	14,482	14,929
Transfer agent fees and expenses	9,948	9,209
Custody fees	1,626	1,328
Legal fees	282	—
Chief Compliance Officer fee	1,412	1,494
Printing and mailing expense	11,164	3,998
Total liabilities	133,255	46,719
NET ASSETS	$76,274,196	$22,869,587

The accompanying notes are an integral part of these financial statements.

Chase Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2018 (Unaudited), Continued

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class N Shares
Net assets applicable to shares outstanding	$40,976,133	$13,073,772
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	3,156,685	330,674
Net asset value, offering and redemption price per share	$12.98	$39.54
Institutional Class Shares
Net assets applicable to shares outstanding	$35,298,063	$9,795,815
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	2,608,784	242,924
Net asset value, offering and redemption price per share	$13.53	$40.32

COMPONENTS OF NET ASSETS
Paid-in capital	$51,899,138	$17,236,610
Accumulated net investment loss	(263,396)	(132,063)
Accumulated undistributed net realized gain from investments	5,273,535	1,123,050
Net unrealized appreciation on investments	19,364,919	4,641,990
Net assets	$76,274,196	$22,869,587

The accompanying notes are an integral part of these financial statements.

Chase Funds

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2018 (Unaudited)

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends	$305,593	$79,074
Interest	20,509	4,826
Total income	326,102	83,900

Expenses
Advisory fees (Note 4)	293,155	86,290
Administration and fund accounting fees (Note 4)	44,975	45,574
Shareholder servicing fees – Class N Shares (Note 5)	32,591	9,837
Transfer agent fees and expenses (Note 4)	28,747	24,318
Registration fees	15,346	15,813
Audit fees	10,497	10,682
Custody fees (Note 4)	8,836	4,434
Trustees fees and expenses	5,943	5,608
Printing and mailing expense	5,903	2,229
Chief Compliance Officer fee (Note 4)	4,412	4,493
Miscellaneous	4,100	2,860
Legal fees	3,512	3,360
Insurance expense	1,316	1,034
Total expenses	459,333	216,532
Less: fees waived by Adviser (Note 4)	—	(70,933)
Net expenses	459,333	145,599
Net investment loss	(133,231)	(61,699)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	5,388,638	1,693,947
Net change in unrealized appreciation on investments	(363,759)	708,625
Net realized and unrealized gain on investments	5,024,879	2,402,572
Net Increase in Net Assets Resulting from Operations	$4,891,648	$2,340,873

The accompanying notes are an integral part of these financial statements.

Chase Funds

(This Page Intentionally Left Blank.)

Chase Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	Sept. 30, 2017
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(133,231)	$(130,165)
Net realized gain from investments	5,388,638	10,933,722
Net change in unrealized appreciation on investments	(363,759)	1,668,490
Net increase in net assets resulting from operations	4,891,648	12,472,047

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class N Shares	(4,736,738)	(3,784,621)
Institutional Class Shares	(3,469,870)	(2,682,684)
Total distributions to shareholders	(8,206,608)	(6,467,305)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	1,448,997	(8,495,469)
Total decrease in net assets	(1,865,963)	(2,490,727)

NET ASSETS
Beginning of period	78,140,159	80,630,886
End of period	$76,274,196	$78,140,159
Accumulated net investment loss	$(263,396)	$(130,165)

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)   A summary of share transactions is as follows:

Class N Shares

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		Sept. 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	73,000	$987,219	138,939	$1,717,159
Shares issued on reinvestments
of distributions	355,678	4,531,349	312,567	3,644,529
Shares redeemed*	(485,927)	(6,552,544)	(1,004,993)	(12,273,465)
Net decrease	(57,249)	$(1,033,976)	(553,487)	$(6,911,777)
* Net of redemption fees of		$291		$1,117

Institutional Class Shares

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		Sept. 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	377,655	$5,174,584	132,381	$1,688,510
Shares issued on reinvestments
of distributions	241,927	3,210,375	190,205	2,297,685
Shares redeemed*	(423,247)	(5,901,986)	(441,951)	(5,569,887)
Net increase/(decrease)	196,335	$2,482,973	(119,365)	$(1,583,692)
* Net of redemption fees of		$—		$—

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	Sept. 30, 2017
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(61,699)	$(26,997)
Net realized gain from investments	1,693,947	3,129,771
Net change in unrealized appreciation on investments	708,625	223,259
Net increase in net assets resulting from operations	2,340,873	3,326,033

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class N Shares	(1,582,539)	(2,153,170)
Institutional Class Shares	(1,127,350)	(1,127,649)
Total distributions to shareholders	(2,709,889)	(3,280,819)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(1,020,665)	675,890
Total increase/(decrease) in net assets	(1,389,681)	721,104

NET ASSETS
Beginning of period	24,259,268	23,538,164
End of period	$22,869,587	$24,259,268
Accumulated net investment loss	$(132,063)	$(70,364)

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)   A summary of share transactions is as follows:

Class N Shares

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		Sept. 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,808	$476,013	20,522	$787,368
Shares issued on reinvestments
of distributions	38,540	1,477,623	56,779	2,078,667
Shares redeemed*	(33,833)	(1,391,746)	(116,492)	(4,494,889)
Net increase/(decrease)	16,515	$561,890	(39,191)	$(1,628,854)
* Net of redemption fees of		$341		$290

Institutional Class Shares

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		Sept. 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	46,364	$1,859,133	91,559	$3,436,927
Shares issued on reinvestments
of distributions	25,145	982,649	25,475	947,150
Shares redeemed	(106,707)	(4,424,337)	(49,513)	(2,079,333)
Net increase/(decrease)	(35,198)	$(1,582,555)	67,521	$2,304,744

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class N Shares

	Six Months
	Ended
	March 31, 2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.67		$12.63	$12.74	$14.76	$15.77	$19.94
Income from investment operations:
Net investment income/(loss)(1)	(0.03)		(0.03)	(0.01)	(0.03)	(0.07)	0.01
Net realized and unrealized gain on
investments and written options	0.87		2.12	1.16	0.52	3.00	1.80
Total from investment operations	0.84		2.09	1.15	0.49	2.93	1.81
Less distributions:
From net investment income	—		—	—	—	—	(0.06)
From net realized
gain on investments	(1.53)		(1.05)	(1.26)	(2.51)	(3.94)	(5.92)
Total distributions	(1.53)		(1.05)	(1.26)	(2.51)	(3.94)	(5.98)
Paid-in capital from
redemption fees(1)(2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.98		$13.67	$12.63	$12.74	$14.76	$15.77

Total return	6.34	%(3)	18.02%	9.15%	3.70%	21.66%	14.38%

Ratios/supplemental data:
Net assets, end of period (thousands)	$40,976		$43,936	$47,601	$58,061	$70,734	$74,640
Ratio of expenses to
average net assets	1.24	%(4)	1.26%	1.27%	1.29%	1.33%	1.40%
Ratio of net investment income/(loss)
to average net assets	(0.41	%)(4)	(0.23%)	(0.07%)	(0.22%)	(0.46%)	0.08%
Portfolio turnover rate	37.66	%(3)	82.53%	45.80%	40.05%	78.37%	119.95%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

FINANCIAL HIGHLIGHTS, Continued

For a share outstanding throughout each period

Institutional Class Shares

	Six Months
	Ended
	March 31, 2018		Year Ended September 30,
	(Unaudited)		2017	2016		2015	2014		2013
Net asset value, beginning of period	$14.18		$13.05	$13.10		$15.06	$15.99		$20.10
Income from investment operations:
Net investment income/(loss)(1)	(0.02)		(0.01)	0.02		0.00 (2)	(0.03)		0.07
Net realized and unrealized gain on
investments and written options	0.90		2.19	1.19		0.55	3.04		1.81
Total from investment operations	0.88		2.18	1.21		0.55	3.01		1.88
Less distributions:
From net investment income	—		—	—		—	—		(0.07)
From net realized
gain on investments	(1.53)		(1.05)	(1.26)		(2.51)	(3.94)		(5.92)
Total distributions	(1.53)		(1.05)	(1.26)		(2.51)	(3.94)		(5.99)
Paid-in capital from
redemption fees	—		—	0.00	(1)(2)	—	0.00	(1)(2)	—
Net asset value, end of period	$13.53		$14.18	$13.05		$13.10	$15.06		$15.99

Total return	6.40	%(3)	18.14%	9.38%		4.07%	21.90%		14.69%

Ratios/supplemental data:
Net assets, end of period (thousands)	$35,298		$34,204	$33,030		$30,886	$27,359		$30,249
Ratio of expenses to
average net assets	1.09	%(4)	1.11%	1.07%		1.04%	1.08%		1.15%
Ratio of net investment income/(loss)
to average net assets	(0.26	%)(4)	(0.09%)	0.13%		0.03%	(0.21%)		0.45%
Portfolio turnover rate	37.66	%(3)	82.53%	45.80%		40.05%	78.37%		119.95%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class N Shares

	Six Months
	Ended
	March 31, 2018		Year Ended September 30,
	(Unaudited)		2017		2016		2015		2014	2013
Net asset value, beginning of period	$40.64		$41.54		$41.19		$45.62		$46.52	$37.70
Income from investment operations:
Net investment loss(1)	(0.12)		(0.06)		(0.16)		(0.26)		(0.36)	(0.24)
Net realized and unrealized
gain on investments	4.31		5.59		4.11		1.01		4.27	9.89
Total from investment operations	4.19		5.53		3.95		0.75		3.91	9.65
Less distributions:
From net realized
gain on investments	(5.29)		(6.43)		(3.60)		(5.18)		(4.82)	(0.83)
Total distributions	(5.29)		(6.43)		(3.60)		(5.18)		(4.82)	(0.83)
Paid-in capital from redemption fees	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.01 (1)	0.00	(1)(2)
Net asset value, end of period	$39.54		$40.64		$41.54		$41.19		$45.62	$46.52

Total return	10.72	%(3)	15.03%		9.80%		1.89%		8.53%	26.15%

Ratios/supplemental data:
Net assets, end of period (thousands)	$13,074		$12,766		$14,677		$19,035		$28,971	$28,565
Ratio of expenses to average net assets:
Before fee waiver	1.95	%(4)	1.91%		1.88%		1.76%		1.69%	1.77%
After fee waiver	1.33	%(4)	1.33%		1.38	%(6)	1.43%		1.43%	1.47	%(5)
Ratio of net investment loss
to average net assets:
Before fee waiver	(1.22	%)(4)	(0.74%)		(0.91%)		(0.91%)		(1.03%)	(0.90%)
After fee waiver	(0.60	%)(4)	(0.16%)		(0.41%)		(0.58%)		(0.77%)	(0.60%)
Portfolio turnover rate	37.76	%(3)	148.07%		89.68%		50.61%		110.93%	109.96%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Effective June 30, 2013, the Adviser contractually agreed to lower the net annual operating expense cap to 1.43%.
(6)	Effective April 1, 2016, the Adviser contractually agreed to lower the net annual operating expense cap to 1.33%.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS, Continued

For a share outstanding throughout each period

Institutional Class Shares

	Six Months
	Ended
	March 31, 2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$41.32		$42.08	$41.61	$45.92	$46.70	$37.75
Income from investment operations:
Net investment loss(1)	(0.09)		(0.02)	(0.09)	(0.14)	(0.24)	(0.15)
Net realized and unrealized
gain on investments	4.38		5.69	4.16	1.01	4.28	9.93
Total from investment operations	4.29		5.67	4.07	0.87	4.04	9.78
Less distributions:
From net realized
gain on investments	(5.29)		(6.43)	(3.60)	(5.18)	(4.82)	(0.83)
Total distributions	(5.29)		(6.43)	(3.60)	(5.18)	(4.82)	(0.83)
Net asset value, end of period	$40.32		$41.32	$42.08	$41.61	$45.92	$46.70

Total return	10.79	%(3)	15.19%	10.01%	2.17%	8.78%	26.47%

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,796		$11,493	$8,861	$8,304	$6,121	$4,701
Ratio of expenses to average net assets:
Before fee waiver	1.80	%(4)	1.76%	1.69%	1.52%	1.44%	1.52%
After fee waiver	1.18	%(4)	1.18%	1.18%	1.18%	1.18%	1.22	%(2)
Ratio of net investment loss
to average net assets:
Before fee waiver	(1.07	%)(4)	(0.63%)	(0.72%)	(0.65%)	(0.78%)	(0.67%)
After fee waiver	(0.45	%)(4)	(0.05%)	(0.21%)	(0.31%)	(0.52%)	(0.37%)
Portfolio turnover rate	37.76	%(3)	148.07%	89.68%	50.61%	110.93%	109.96%

(1)	Based on average shares outstanding.
(2)	Effective June 30, 2013, the Adviser contractually agreed to lower the net annual operating expense cap to 1.18%.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Chase Growth Fund and the Chase Mid-Cap Growth Fund (each a “Fund” and collectively, the “Funds”) are each a series of shares of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Chase Growth Fund (the “Growth Fund”) is a diversified fund.  The investment objective of the Growth Fund is growth of capital.  The Growth Fund commenced operations on December 2, 1997.  Prior to January 29, 2007, the shares of the Growth Fund had no specific designation.  As of that date, all of the then outstanding shares were redesignated as Class N shares.  As part of its multiple class plan, the Growth Fund also offers Substantial Investor Class shares, which commenced operations on January 29, 2007.  The Substantial Investor Class shares were renamed Institutional Class shares effective January 28, 2012.  Because the fees and expenses vary between the Class N shares and the Institutional Class shares, performance will vary with respect to each class.  Under normal conditions, the Institutional Class shares are expected to have lower expenses than the Class N shares which will result in higher total returns.

The Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) is also a diversified fund.  The investment objective of the Mid-Cap Fund is to seek to achieve capital appreciation.  Prior to January 28, 2009, the Mid-Cap Fund’s shares were designated as Class A shares.  As of that date, all of the then outstanding shares were redesignated as Class N shares.  The Class N shares commenced operations on September 1, 2002.  The Institutional Class shares commenced operations on February 2, 2012.

All classes of the Growth Fund and the Mid-Cap Fund are offered through approved financial supermarkets, investment advisors and consultants, financial planners, broker-dealers and other investment professionals and their agents. Institutional Class shares of the Growth Fund and the Mid-Cap Fund are offered to a limited category of investors, most notably to shareholders whose cumulative investment in each Fund exceeds $1 million.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017, or expected to be taken in the Funds’ 2018 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on the fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  The Growth Fund and the Mid-Cap Fund retained redemption fees of $291 and $341, respectively, during the six months ended March 31, 2018.

G.
REITs: The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Derivative Instruments: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives.  The Funds can enter into written call options to hedge against changes in the value of equities.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

The Funds may write call options on portfolio securities or securities indices.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  When a call option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds did not enter into written options transactions during the six months ended March 31, 2018.

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

On March 30, 2018, U.S. and certain other financial markets were closed, while some foreign markets were open.  The Funds’ securities were valued at the official closing price on the last day the New York Stock Exchange was open to maintain consistency with each Fund’s net asset value calculation used for shareholder transactions.

Options – Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2018:

Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,069,416	$—	$—	$11,069,416
Financials	6,805,252	—	—	6,805,252
Health Care	10,367,744	—	—	10,367,744
Industrials	8,642,122	—	—	8,642,122
Materials	5,306,629	—	—	5,306,629
Technology	30,188,464	—	—	30,188,464
Total Common Stocks	72,379,627	—	—	72,379,627
Short-Term Investments	3,974,383	—	—	3,974,383
Total Investments in Securities	$76,354,010	$—	$—	$76,354,010

Mid-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,844,172	$—	$—	$3,844,172
Consumer Staples	593,925	—	—	593,925
Financials	3,122,327	—	—	3,122,327
Health Care	2,832,132	—	—	2,832,132
Industrials	2,312,116	—	—	2,312,116
Materials	2,424,694	—	—	2,424,694
Technology	6,835,471	—	—	6,835,471
Total Common Stocks	21,964,837	—	—	21,964,837
Short-Term Investments	903,956	—	—	903,956
Total Investments in Securities	$22,868,793	$—	$—	$22,868,793

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at March 31, 2018, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended March 31, 2018.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2018, Chase Investment Counsel Corporation (the “Adviser”) provided the Funds with investment management services under each Fund’s investment

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the six months ended March 31, 2018, the Growth Fund and the Mid-Cap Fund incurred $293,155 and $86,290 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Growth Fund and to pay the Fund’s operating expenses to the extent necessary to limit the Growth Fund’s aggregate annual operating expenses to 1.30% and 1.15% of average daily net assets, excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses, of the Class N shares and the Institutional shares, respectively.  The Adviser has also agreed to reduce fees payable to it by the Mid-Cap Fund and to pay the Fund’s operating expenses to the extent necessary to limit the Mid-Cap Fund’s aggregate annual operating expenses to 1.33% and 1.18% of average daily net assets, excluding acquired fund fees and expenses, interest taxes and extraordinary expenses, of the Class N shares and the Institutional shares, respectively.  Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended March 31, 2018, the Adviser reduced its fees and absorbed Fund expenses in the amount of $0 and $70,933 in the Growth Fund and the Mid-Cap Fund, respectively.  Cumulative expenses subject to recapture amounted to $440,658 at March 31, 2018 in the Mid-Cap Fund.  Cumulative expenses subject to recapture expire as follows:

Mid-Cap Fund

Expiration	Amount
9/30/18	$105,185
9/30/19	127,120
9/30/20	137,420
Oct. 2020 – March 2021	70,933
$440,658

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

For the six months ended March 31, 2018, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Growth Fund	Mid-Cap Fund
Administration and Fund Accounting	$44,975	$45,574
Transfer Agency (excludes out-of-pocket expenses)	22,547	21,794
Custody	8,836	4,434
Chief Compliance Officer	4,412	4,493

At March 31, 2018, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Growth Fund	Mid-Cap Fund
Administration and Fund Accounting	$14,482	$14,929
Transfer Agency (excludes out-of-pocket expenses)	7,688	7,632
Custody	1,626	1,328
Chief Compliance Officer	1,412	1,494

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Growth Fund and the Mid-Cap Fund have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which Growth Fund Class N shares and the Mid-Cap Fund Class N shares may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Fund’s respective class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended March 31, 2018, the Growth Fund Class N shares and the Mid-Cap Fund Class N shares incurred shareholder servicing fees of $32,591 and $9,837 under the Agreement, respectively.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended March 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Growth Fund	$28,090,127	$36,761,712
Mid-Cap Fund	8,367,833	12,293,540

NOTE 7 – LINES OF CREDIT

The Growth Fund and the Mid-Cap Fund have lines of credit in the amount of $8,000,000 and $2,300,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Mid-Cap Fund drew upon its line of credit during the six months ended March 31, 2018.  The Mid-Cap Fund had an outstanding balance of $567,000 from December 29, 2017 through January 1, 2018, a weighted average interest rate of 4.50%, paid interest expense of $284 and had a maximum amount outstanding of $567,000.  At March 31, 2018, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid by the Growth Fund and the Mid-Cap Fund during the six months ended March 31, 2018 and the year ended September 30, 2017 was as follows:

Growth Fund
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
Long-term capital gains	$8,206,608	$6,467,305

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

Mid-Cap Fund
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
Ordinary income	$ 223,157	$ —
Long-term capital gains	2,486,732	3,280,819

As of September 30, 2017, the most recent fiscal year end, the components of capital on a tax basis were as follows:

	Growth Fund	Mid-Cap Fund
Cost of investments (a)	$58,517,526	$20,356,076
Gross unrealized appreciation	19,843,544	4,020,198
Gross unrealized depreciation	(114,866)	(86,833)
Net unrealized appreciation (a)	19,728,678	3,933,365
Undistributed ordinary income	—	—
Undistributed long-term capital gains	8,091,505	2,138,992
Total distributable earnings	8,091,505	2,138,992
Other accumulated gains/(losses)	(130,165)	(70,364)
Total accumulated earnings/(losses)	$27,690,018	$6,001,993

(a) The book-basis and tax-basis net unrealized appreciation in each Fund is the same.

At September 30, 2017, the Growth Fund and the Mid-Cap Fund deferred, on a tax basis, ordinary late year losses of $130,165 and $70,364, respectively.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Depositary Receipt Risk (Both Funds) – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.  Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

•
Large-Cap Companies Risk (Growth Fund) – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Medium-Sized Company Risk (Mid-Cap Fund Only) – A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

Chase Funds

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-861-7556 to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Chase Funds

NOTICE TO SHAREHOLDERS at March 31, 2018 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-861-7556 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-861-7556.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-888-861-7556.

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreements (the “Advisory Agreements”) between Advisors Series Trust (the “Trust”) and Chase Investment Counsel Corporation (the “Adviser”) on behalf of the Chase Growth Fund (the “Growth Fund”) and Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) (together, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

placed greater emphasis on longer term performance.  The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  The Trustees also discussed with the Adviser and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Adviser’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Growth Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year, three-year, five-year and ten-year periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, three-year, five-year and ten-year periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in the Fund’s performance as compared to the Adviser’s similarly managed accounts and the reasons given by the Adviser for those differences.  The Board noted that the Adviser attributed the periods of underperformance between the Fund and similarly managed accounts to be the result of a higher net expense ratio for the Fund compared to the separate accounts and the fact that the Adviser’s remaining client accounts in its tax-exempt institutional composite are, on average, paying a lower management fee than the Fund due to their size.

Mid-Cap Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year, three-year and five-year periods and above its peer group median for the ten-year period.

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, three-year and five-year periods and above its peer group median for the ten-year period.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in the Fund’s performance as compared to the Adviser’s similarly managed accounts and the reasons given by the Adviser for those undifferences.  The Board noted that the Adviser attributed the differences in performance between the Fund and similarly managed accounts to a higher net expense ratio for the Fund compared to the separate accounts.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements for the Mid-Cap Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the advisory fees charged to the Funds were generally in line with or comparable to the advisory fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Funds were higher than for similarly managed accounts of similar size, it was largely a reflection of the greater costs to the Adviser of managing the Funds.

Growth Fund: The Board noted that the Adviser has implemented expense caps for the Class N shares and the Institutional Class shares at 1.30% and 1.15%, respectively, (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios for Institutional Class shares and Class N shares were above the median and the average of its peer group.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Institutional Class shares was below the median and average of this segment of the peer group and the total expense ratio for the Class N shares was above the median and slightly below the average of this segment of the peer group.  The Board noted that the contractual advisory fee was above the median and average of its peer group and when adjusted to include only funds with similar asset sizes the advisory fee was slightly above its peer group median and average.  The Board also took into consideration the services the Adviser provides to its

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board noted that the advisory fees charged to the Advisor’s similarly managed separate accounts were in line with or slightly less than the advisory fee charged to the Fund, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.

Mid-Cap Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.33% for Class N shares and 1.18% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Institutional Class shares was above the median and below the average of its peer group and that the total expense ratio for Class N shares was above the median and average of its peer group.  The Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratios for the Institutional Class shares and Class N shares were below the median and average of this segment of its peer group.  The Board noted that the Fund’s contractual advisory fee was equal to its peer group median and was slightly below the peer group average.  The Board also noted the Fund’s contractual advisory fee when adjusted to include only funds with similar asset sizes was equal to the peer group median and below the peer group average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund during the most recent fiscal year were significantly below the peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the advisory fees charged for those management services to the management fees charged to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered that prior economies of scale had been realized from the increase in assets in the Growth Fund and had been shared with the Fund in the way of reduced fund expenses.  The Board considered that the Growth Fund had decreased significantly in size but that any future economies of scale realized by future growth in assets by either Fund would be expected to again be shared with the Funds.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse the Funds’ expenses so that the Funds do not exceed their specified Expense Caps.  The

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  The Board also considered that the Funds do not charge a Rule 12b-1 fee.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive.  The Board also considered the financial condition of the Adviser and the resources available to it and determined the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the Growth Fund and the Mid-Cap Fund would be in the best interests of each Fund and its shareholders.

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Chase Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Chase Investment Counsel Corporation
350 Old Ivy Way, Suite 100
Charlottesville, VA  22903

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date    6/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date    6/5/18

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date    6/5/18

* Print the name and title of each signing officer under his or her signature